Commitments and Contingencies - Disputes Regarding the Law on the Protection of Competition - Additional Information (Detail) - Disputes regarding the law on the protection of competition [member] - TRY (₺)
₺ in Thousands
	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018
Disclosure of commitments and contingencies [line items]
Administrative fines on protection of competition		₺ 91,942
Litigation settlement amount		₺ 112,084
Announcing or commencing implementation of major restructuring [member]
Disclosure of commitments and contingencies [line items]
Administrative fine	₺ 91,942